DERIVATIVE INSTRUMENTS - SCHEDULE OF THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE CONSOLIDATED STATEMENTS OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (51,260)	$ (169,596)
Commodities futures and options
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(55,734)	(171,753)
Foreign exchange contracts
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(23)	(46)
Interest rate swap agreements
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0
Deferred compensation derivatives
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	4,497	2,203
Designated as Hedging Instrument | Cash Flow Hedges
Derivative [Line Items]
Gains (losses) recognized in other comprehensive income (“OCI”) (effective portion)	(4,931)	(52,708)
Gains (losses) reclassified from accumulated OCI into income (effective portion)	(14,434)	16,482
Designated as Hedging Instrument | Cash Flow Hedges | Commodities futures and options
Derivative [Line Items]
Gains (losses) recognized in other comprehensive income (“OCI”) (effective portion)	0	0
Gains (losses) reclassified from accumulated OCI into income (effective portion)	(1,774)	30,783
Designated as Hedging Instrument | Cash Flow Hedges | Foreign exchange contracts
Derivative [Line Items]
Gains (losses) recognized in other comprehensive income (“OCI”) (effective portion)	(4,931)	(5,485)
Gains (losses) reclassified from accumulated OCI into income (effective portion)	(3,180)	(5,625)
Designated as Hedging Instrument | Cash Flow Hedges | Interest rate swap agreements
Derivative [Line Items]
Gains (losses) recognized in other comprehensive income (“OCI”) (effective portion)	0	(47,223)
Gains (losses) reclassified from accumulated OCI into income (effective portion)	(9,480)	(8,676)
Designated as Hedging Instrument | Cash Flow Hedges | Deferred compensation derivatives
Derivative [Line Items]
Gains (losses) recognized in other comprehensive income (“OCI”) (effective portion)	0	0
Gains (losses) reclassified from accumulated OCI into income (effective portion)	$ 0	$ 0